Trade receivables and reseller financing - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 4,089,708	R$ 3,913,004
Allowance for expected credit losses	(486,825)	(472,594)	R$ (468,850)	R$ (496,040)
Current	3,703,954	3,540,266
Non-current	33,282	27,003
Trade receivables [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	(352,472)	(345,735)
Trade receivables	3,737,236	3,567,269
Current	3,703,954	3,540,266
Non-current	33,282	27,003
Trade receivables [member] | Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	3,946,459	3,885,310
Related parties	6,449	301
Trade receivables [member] | foreign customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	133,961	19,032
Related parties	R$ 2,839	R$ 8,361